10. OTHER ITEMS OF THE STATEMENT OF COMPREHENSIVE INCOME (Details 4) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfFinancialResultsLineItems [Line Items]
Financial income	$ 3,751	$ 2,333	$ 1,744
Financial expenses	(11,944)	(8,750)	(8,154)
Gain on net monetary position	23,696	11,478	5,770
Other financial results	(32,365)	(3,774)	505
Total financial results, net	(16,862)	1,287	(135)
Commercial interest
DisclosureOfFinancialResultsLineItems [Line Items]
Financial income	2,230	1,605	1,381
Financial expenses	(2,957)	(1,679)	(2,159)
Financial interest
DisclosureOfFinancialResultsLineItems [Line Items]
Financial income	1,270	540	142
Financial expenses	(7,922)	(6,107)	(5,630)
Other interest
DisclosureOfFinancialResultsLineItems [Line Items]
Financial income	251	188	221
Financial expenses	(549)	(387)	(6)
Fiscal interest
DisclosureOfFinancialResultsLineItems [Line Items]
Financial expenses	(318)	(415)	(160)
Taxes and bank commissions
DisclosureOfFinancialResultsLineItems [Line Items]
Financial expenses	0	0	(76)
Other financial expenses
DisclosureOfFinancialResultsLineItems [Line Items]
Financial expenses	(198)	(162)	(123)
Foreign currency exchange difference, net
DisclosureOfFinancialResultsLineItems [Line Items]
Other financial results	(32,048)	(5,819)	(1,649)
Result from repurchase of Corporate Bonds
DisclosureOfFinancialResultsLineItems [Line Items]
Other financial results	59	0
Changes in the fair value of financial instruments
DisclosureOfFinancialResultsLineItems [Line Items]
Other financial results	2,415	2,324	2,368
Discounted value measurement
DisclosureOfFinancialResultsLineItems [Line Items]
Other financial results	(2,713)	(213)	(138)
Asset retirement obligation
DisclosureOfFinancialResultsLineItems [Line Items]
Other financial results	(79)	(69)	(68)
Other financial results
DisclosureOfFinancialResultsLineItems [Line Items]
Other financial results	$ 1	$ 3	$ (8)